CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 2,028,124	$ 318,256	¥ (128,101)	¥ 47,748
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation of property, equipment and leasehold improvement	40,865	6,413	19,671	2,379
Amortization of right-of-use assets	67,907	10,656	39,382	10,251
Amortization of intangible assets	4,774	749	3,396	776
Loss on disposal of long-term assets	4,096	641
Deferred income tax	(15,553)	(2,441)	(11,260)	10,981
Inventory provision	89,071	13,977		2,608
Foreign exchange gain	(1,327)	(208)	(15,407)
Share-based compensation expenses	223,345	35,048	929,098	52,714
Impairment of long-term investments	0		1,000	0
Unrealized investment income of short-term investments	(15,787)	(2,477)	(4,349)
Provision for credit losses	2,562	402	0	0
Changes in operating assets and liabilities:
Accounts and notes receivable	5,924	930	18,706	(27,708)
Receivables from online payment platforms	(9,144)	(1,435)	8,683	(4,987)
Inventories	(349,036)	(54,771)	(109,812)	(207,768)
Amounts due from related party	(1,936)	(304)
Prepayments and other current assets	(408,430)	(64,091)	29,090	(97,138)
Other non-current assets	(17,582)	(2,759)	1,495	(1,495)
Accounts and notes payable	(170,937)	(26,824)	960,761	481,786
Contract liabilities	(33,783)	(5,301)	302,024	17,872
Salary and welfare benefits payable	(9,165)	(1,438)	137,240	38,199
Taxes payable	234,117	36,738	360,861	(2,850)
Accrued expenses and other current liabilities	193,916	30,430	86,059	22,458
Lease liabilities	(62,129)	(9,749)	(39,154)	(7,701)
Net cash generated from operating activities	1,799,892	282,442	2,589,383	338,125
Cash flows from investing activities:
Payments made on behalf of related parties			(70,696)	(51,783)
Purchase of property, equipment, and leasehold improvement	(130,940)	(20,547)	(12,585)	(84,965)
Purchase of intangible assets	(7,896)	(1,239)	(4,869)	(7,430)
Purchase of short-term bank deposits	(3,245,043)	(509,218)	(2,021,693)	(287,652)
Purchase of long-term bank deposits	(4,146,201)	(650,629)
Proceeds from maturities of short-term bank deposits	1,141,344	179,102	1,725,949
Proceeds from maturities of long-term bank deposits	637,570	100,049
Purchase of shortterm investments	(14,320,000)	(2,247,122)	(5,444,000)	(40,000)
Proceeds from maturities of short-term investments	9,675,500	1,518,297	3,042,000
Sale of short-term investments	2,512,000	394,188	973,000
Purchase of longterm investments	(8,000)	(1,255)		(5,000)
Investment prepayment made on behalf of Relx Inc.				(21,006)
Investment prepayment returned from Relx Inc.	21,006	3,296
Net cash used in investing activities	(7,870,660)	(1,235,078)	(1,812,894)	(497,836)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO, net of issuance costs	10,042,422	1,575,875
Capital contribution from non-controlling interest	389	61
Dividend paid to Relx Inc.				(36,000)
Financing proceeds received on behalf of Relx Inc.			273,457
Financing proceeds paid back to Relx Inc.			(273,457)	(32,496)
Funds provided by Relx Inc.	0		1,439,183	644,913
Funds paid back to Relx Inc.	(11,174)	(1,753)	(1,264,004)	0
Cash payments for repurchase of shares	(127,516)	(20,010)
Other financing payments			(298)	(15)
Net cash generated from financing activities	9,904,121	1,554,173	174,881	576,402
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(78,687)	(12,348)	19,339	(805)
Net increase in cash, cash equivalents and restricted cash	3,754,666	589,189	970,709	415,886
Cash, cash equivalents and restricted cash at the beginning of the year	1,454,801	228,290	484,092	68,206
Cash, cash equivalents and restricted cash at the end of the year	5,209,467	817,479	1,454,801	484,092
Including:
Cash and cash equivalents at the end of the year	5,208,967	817,401	1,113,988	135,544
Restricted cash at the end of the year	500	78	340,813	348,548
Supplemental disclosures of cash flow information:
Cash paid for income taxes	471,255	73,950	11,314	27,885
Non-cash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables	2,551	400	5,238	¥ 1,985
Deemed settlement of amount due to Relx Inc.			¥ 600,000
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.	¥ 325,447	$ 51,070